Marketable Securities and Investments - Narrative (FY) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 07, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable securities		$ 0	$ 28,164,000
Investments	$ 2,000,000	2,000,000	2,000,000
Cyrus Biotechnology, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000